Operating Context - Schedule of Distribution and Sale of Energy and Gas (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025 PowerPlant Customer MW	Dec. 31, 2024 PowerPlant Customer MW
Cemig Geracaoe Transmissao S A [Member]
IfrsStatementLineItems [Line Items]
Number of power plants	68	68
Installed generation capacity | MW	5,517	5,517
Cemig Geracaoe Transmissao S A [Member] | Hydroelectric [member]
IfrsStatementLineItems [Line Items]
Number of power plants	60	60
Cemig Geracaoe Transmissao S A [Member] | Wind power [member]
IfrsStatementLineItems [Line Items]
Number of power plants	7	7
Cemig Geracaoe Transmissao S A [Member] | Solar [member]
IfrsStatementLineItems [Line Items]
Number of power plants	1	1
Central Eolica Praiasde Parajuru S A [Member] | Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Number of power plants	19	19
Central Eolica Voltado Rio S A [Member] | Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Number of power plants	28	28
C E M I G Sim [Member] | Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Number Of customers | Customer	14,000	14,000
Amazonia Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	74.50%	74.50%
Remaining percentage of share	25.50%	25.50%
Percentage of share acquired	9.77%	9.77%
Alianca Norte Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	49.00%	49.00%
Remaining percentage of share	51.00%	51.00%
Percentage of share acquired	9.00%	9.00%